Employee Benefits Expenses (Details) - Schedule of Employee Benefits Expenses - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Employee Benefits Expenses [Abstract]
Salaries and other short-term employee benefits	$ 1,029	$ 475
Payments to defined contribution pension schemes	26	17
Share based compensations	3,312
Total	$ 4,367	$ 492